Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Bonus accrual	$ 2,376	$ 1,807
Sales tax payable	5,582	5,445
Unfunded lease payable	4,159	2,697
Interest payable	118	91
Other accrued liabilities	2,297	1,919
Total accrued liabilities	$ 14,532	$ 11,959